Initial Public Offering (Details) - ArcLight - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		3 Months Ended	5 Months Ended
	Sep. 29, 2020	Sep. 25, 2020	Mar. 31, 2021	Dec. 31, 2020
Initial Public Offering (Details) [Line Items]
Share price per share (in Dollars per share)			$ 10.00
IPO
Initial Public Offering (Details) [Line Items]
Units in shares (in Shares)		25,000,000	3,750,000	3,750,000
Share price per share (in Dollars per share)		$ 10.00
Gross proceeds		$ 250.0
Offering costs		14.4
Deferred underwriting commissions		$ 8.8
Description of public warrant				Each Unit consists of one Class A ordinary share and one-half of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 8).
Over-Allotment Option
Initial Public Offering (Details) [Line Items]
Units in shares (in Shares)	2,750,000
Share price per share (in Dollars per share)	$ 10.00
Gross proceeds	$ 27.5
Offering costs	1.5
Deferred underwriting commissions	$ 1.0
Common Class A
Initial Public Offering (Details) [Line Items]
Share price per share (in Dollars per share)			$ 12.00	$ 12.00
Exercise price per share (in Dollars per share)	$ 11.50		$ 11.50